Investment Portfolio	as of October 31, 2019 (Unaudited)

DWS Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 95.5%
Communication Services 9.6%
Entertainment 2.9%
Activision Blizzard, Inc.	70,873	3,971,014
Netflix, Inc.*	12,247	3,519,910
		7,490,924
Interactive Media & Services 5.3%
Alphabet, Inc. "A"*	9,655	12,153,714
Eventbrite, Inc. "A"* (a)	71,200	1,280,176
Pinterest, Inc. "A"*	23,692	595,617
		14,029,507
Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.*	44,579	3,684,900
Consumer Discretionary 17.0%
Hotels, Restaurants & Leisure 2.2%
McDonald's Corp.	29,824	5,866,381
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	7,152	12,706,672
Leisure Products 1.6%
YETI Holdings, Inc.* (a)	129,000	4,296,990
Multiline Retail 2.7%
Dollar General Corp.	43,726	7,011,027
Specialty Retail 5.6%
CarMax, Inc.*	45,265	4,217,340
Floor & Decor Holdings, Inc. "A"*	26,943	1,234,798
Home Depot, Inc.	39,190	9,193,190
		14,645,328
Consumer Staples 3.4%
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	19,203	5,705,403
Personal Products 1.2%
Estee Lauder Companies, Inc. "A"	16,919	3,151,502
Financials 6.2%
Capital Markets 2.4%
Intercontinental Exchange, Inc.	66,035	6,228,421
Insurance 3.8%
Progressive Corp.	141,744	9,879,557
Health Care 15.3%
Health Care Equipment & Supplies 8.9%
Becton, Dickinson & Co.	39,190	10,032,640
DexCom, Inc.*	26,453	4,080,111
Edwards Lifesciences Corp.*	14,944	3,562,351
Intuitive Surgical, Inc.*	7,560	4,180,302
SmileDirectClub, Inc.* (a)	127,671	1,493,112
		23,348,516
Health Care Providers & Services 0.3%
PetIQ, Inc.*	31,300	773,736
Health Care Technology 0.3%
Evolent Health, Inc. "A"*	117,000	891,540
Life Sciences Tools & Services 3.4%
10X Genomics, Inc. "A"*	5,953	345,274
Thermo Fisher Scientific, Inc.	28,481	8,600,692
		8,945,966
Pharmaceuticals 2.4%
Zoetis, Inc.	48,106	6,153,720
Industrials 7.9%
Aerospace & Defense 1.7%
Boeing Co.	13,520	4,595,583
Electrical Equipment 2.2%
AMETEK, Inc.	62,224	5,702,829
Industrial Conglomerates 2.5%
Roper Technologies, Inc.	19,081	6,429,534
Machinery 0.8%
Parker-Hannifin Corp.	11,757	2,157,292
Road & Rail 0.7%
Norfolk Southern Corp.	10,483	1,907,906
Information Technology 32.7%
Electronic Equipment, Instruments & Components 1.1%
Trimble, Inc.*	73,482	2,927,523
IT Services 8.1%
Fiserv, Inc.*	58,785	6,239,440
FleetCor Technologies, Inc.*	6,368	1,873,593
Visa, Inc. "A"	73,423	13,132,438
		21,245,471
Semiconductors & Semiconductor Equipment 1.2%
NVIDIA Corp.	15,000	3,015,300
Software 15.4%
Datadog, Inc. "A"* (a)	6,081	204,261
Globant SA*	48,008	4,477,226
Guidewire Software, Inc.*	41,150	4,639,251
Microsoft Corp.	142,025	20,362,124
salesforce.com, Inc.*	27,629	4,323,662
ServiceNow, Inc.*	14,696	3,633,733
VMware, Inc. "A"	17,500	2,769,725
		40,409,982
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	72,800	18,109,728
Materials 1.0%
Construction Materials
Vulcan Materials Co.	17,670	2,524,513
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	10,875	6,163,733
Total Common Stocks (Cost $136,140,161)		249,999,484
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.72% (b) (c) (Cost $7,170,435)	7,170,435	7,170,435
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 1.82% (b) (Cost $9,091,006)	9,091,006	9,091,006
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $152,401,602)	101.7	266,260,925
Other Assets and Liabilities, Net	(1.7)	(4,560,857)
Net Assets	100.0	261,700,068

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended October 31, 2019 are as follows:

Value ($) at 7/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 10/31/2019	Value ($) at 10/31/2019
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.72% (b) (c)
5,065,880	2,104,555 (d)	—	—	—	53,165	—	7,170,435	7,170,435
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 1.82% (b)
10,610,616	9,116,272	10,635,882	—	—	39,067	—	9,091,006	9,091,006
15,676,496	11,220,827	10,635,882	—	—	92,232	—	16,261,441	16,261,441

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at October 31, 2019 amounted to $6,785,597, which is 2.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$249,999,484	$—	$—	$249,999,484
Short-Term Investments (e)	16,261,441	—	—	16,261,441
Total	$266,260,925	$—	$—	$266,260,925

(e)	See Investment Portfolio for additional detailed categorizations.